Annual Total Returns - Freedom Lifetime Income II Portfolio [BarChart] - 02.28 VIP Freedom Lifetime Income Funds Investor Combo PRO-12 - Freedom Lifetime Income II Portfolio - VIP Freedom Lifetime Income II Portfolio-Investor VIP
Apr. 30, 2022
Bar Chart Table:
Annual Return 2012	11.60%
Annual Return 2013	12.76%
Annual Return 2014	5.06%
Annual Return 2015	(0.23%)
Annual Return 2016	5.90%
Annual Return 2017	12.29%
Annual Return 2018	(3.96%)
Annual Return 2019	16.58%
Annual Return 2020	12.78%
Annual Return 2021	6.27%